Vessels, Net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Balance	$ 1,383,605
Additions/ (Depreciation)	38,702	$ 177,948
Disposals	(66,769)	(44,386)
Impairment loss	(7,287)
Balance	1,348,251	1,383,605
Cost
Property, Plant and Equipment [Line Items]
Balance	1,687,274	1,505,013	$ 1,505,013
Additions/ (Depreciation)	102,637	234,000
Disposals	(77,922)	(51,739)
Impairment loss	(7,287)
Balance	1,704,702	1,687,274	1,505,013
Accumulated Depreciation
Property, Plant and Equipment [Line Items]
Balance	(303,669)	(254,970)	(198,090)
Additions/ (Depreciation)	(63,935)	(56,052)	(56,880)
Disposals	11,153	7,353
Balance	(356,451)	(303,669)	(254,970)
Net Book Value
Property, Plant and Equipment [Line Items]
Balance	1,383,605	1,250,043	1,306,923
Additions/ (Depreciation)	38,702	177,948
Additions/ (Depreciation)			(56,880)
Disposals	(66,769)	(44,386)
Impairment loss	(7,287)
Balance	$ 1,348,251	$ 1,383,605	$ 1,250,043